Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation costs
Performance costs	£ 1,308	£ 1,398	£ 1,308
Salaries	2,921	2,637	2,245
Social security costs	374	352	297
Post-retirement benefits	298	188	181
Other compensation costs	221	205	172
Total compensation costs	5,122	4,780	4,203
Other resourcing costs
Outsourcing	206	259	136
Redundancy and restructuring	176	45	49
Temporary staff costs	22	25	17
Other	65	83	51
Total other resourcing costs	469	412	253
Total staff costs	5,591	5,192	4,456
Defined contribution schemes
Compensation costs
Post-retirement benefits	180	140	121
Pension defined benefit plans
Compensation costs
Post-retirement benefits	118	48	60
Software | Internally generated
Compensation costs
Salaries	£ 259	£ 197	£ 152